BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS ACQUISITIONS

2.    BUSINESS ACQUISITIONS

Pure Ice

On July 2, 2012, the Company acquired certain assets of Bari Cosmetics, Ltd., including trademarks and other intellectual property related to Pure Ice nail enamel and Bon Bons cosmetics brands (the “Pure Ice Acquisition”). The Company paid $66.2 million of total consideration for the Pure Ice Acquisition in cash, comprised of $45.0 million cash on hand and $21.2 million drawn under Products Corporation’s 2011 Revolving Credit Facility. The results of operations related to the Pure Ice Acquisition are included in the Company’s consolidated financial statements commencing on the date of acquisition. Pro forma results of operations have not been presented, as the impact of the Pure Ice Acquisition on the Company’s consolidated financial results would not have been material. As of December 31, 2012, there were no outstanding borrowings under Products Corporation’s 2011 Revolving Credit Facility (excluding $10.4 million of outstanding undrawn letters of credit).

The Company accounted for the Pure Ice Acquisition as a business combination during the third quarter of 2012 and, accordingly, the total consideration of $66.2 million has been recorded based on the respective estimated fair values of the net assets acquired at July 2, 2012 as follows:

Intangible assets	$43.1
Goodwill	23.1

Total consideration	$66.2

Goodwill of $23.1 million represents the excess of cost over the fair value of intangible assets acquired. Factors contributing to the purchase price resulting in the recognition of goodwill include the strength of the Pure Ice brand in a key retailer in the U.S. Both the intangible assets acquired and goodwill are expected to be deductible for income tax purposes. The intangible assets acquired by major asset category are as follows:

	Fair Values at July 2, 2012	Weighted Average Useful Life (in years)
Customer Relationship	$33.3	19
Trademarks and Trade Names	9.8	10

Total	$43.1

SinfulColors

On March 17, 2011, the Company acquired certain assets, including trademarks and other intellectual property, inventory, certain receivables and manufacturing equipment, related to SinfulColors cosmetics, Wild and Crazy cosmetics, freshMinerals cosmetics and freshcover cosmetics, which products are sold principally in the U.S. mass retail channel (the “SinfulColors Acquisition”). The Company also assumed certain liabilities of the acquired business. The Company paid $39.0 million of total consideration for the SinfulColors Acquisition in cash, which included the $38.0 million purchase price and a $1.0 million adjustment based on working capital at closing. The results of operations related to the SinfulColors Acquisition are included in the Company’s consolidated financial statements commencing on the date of acquisition. Pro forma results of operations have not been presented, as the impact of the SinfulColors Acquisition on the Company’s consolidated financial results would not have been material.

The Company accounted for the SinfulColors Acquisition as a business combination during the first quarter of 2011 and, accordingly, the total consideration of $39.0 million has been recorded based on the respective estimated fair values of the net assets acquired at March 17, 2011 as follows:

Recognized amounts of assets acquired and liabilities assumed:
Trade receivables	$2.7
Inventories	3.3
Property, plant and equipment, net	0.4
Intangible assets	22.8
Accounts payable	(0.9)
Accrued expenses and other	(1.4)

Fair value of net assets acquired	26.9
Goodwill	12.1

Total consideration	$39.0

The allocation of the total consideration of $39.0 million includes intangible assets of $22.8 million and goodwill of $12.1 million, all of which is expected to be deductible for income tax purposes. The intangible assets acquired by major asset category are as follows:

	Fair Values at March 17, 2011	Weighted Average Useful Life (in years)
Trademarks and Trade Names	$7.3	10
Customer Relationships	15.5	14

Total	$22.8